Trade and Other Payables - Disclosure of Detailed Information About Trade and Other Current Payables (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Disclosure of capital and leasing commitments [Abstract]
Trade payables	$ 10,407	$ 23,580
Accruals	8,593	10,150
Employee benefits liabilities	3,430	1,815
Trade and other current payables	$ 22,430	$ 35,545